FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value of the company's financial assets and liabilities that are required to be measured at fair value on a recurring basis
In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company’s financial assets and liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 (in thousands):

	Balance as of June 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
CMBS	$42,071	$—	$—	$42,071
Interest rate caps	—	—	—	—

Total financial assets	$42,071	$—	$—	$42,071

Financial liabilities:
Interest rate swaps	$(6,289)	$—	$(6,289)	$—

Total financial liabilities	$(6,289)	$—	$(6,289)	$—

	Balance as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
CMBS	$38,194	$—	$27,461	$10,733

Total financial assets	$38,194	$—	$27,461	$10,733

Financial liabilities:
Interest rate swaps	$(12,308)	$—	$(12,308)	$—

Total financial liabilities	$(12,308)	$—	$(12,308)	$—

In accordance with the fair value hierarchy described above, the following tables show the fair value of the Company’s financial assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2020 and 2019 (in thousands):

	Balance as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
CMBS	$38,194	$—	$27,461	$10,733

Total financial assets	$38,194	$—	$27,461	$10,733

Financial liabilities:
Interest rate swaps	$(12,308)	$—	$(12,308)	$—

Total financial liabilities	$(12,308)	$—	$(12,308)	$—

	Balance as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Interest rate swaps	$261	$—	$261	$—

Total financial assets	$261	$—	$261	$—

Financial liability:
Interest rate swap	$(4,181)	$—	$(4,181)	$—

Total financial liability	$(4,181)	$—	$(4,181)	$—

Reconciliation of the Changes in Liabilities With Level 3 Inputs
The following are reconciliations of the changes in financial assets with Level 3 inputs in the fair value hierarchy for the six months ended June 30, 2021 (in thousands):

CMBS
Beginning Balance, January 1, 2021	$10,733
Total gains and losses:
Unrealized loss included in other comprehensive income (loss), net	1,804
Purchases and payments received:
Purchases	34,491
Discounts, net	(5,372)
Capitalized interest income	435
Principal payments received	(20)

Ending Balance, June 30, 2021	$42,071

The following are reconciliations of the changes in financial assets with Level 3 inputs in the fair value hierarchy for the year ended December 31, 2020 (in thousands):

CMBS
Beginning Balance, January 1, 2020	$—
Total gains and losses:
Unrealized gain included in other comprehensive income, net	747
Purchases and payments received:
Purchases	26,883
Premiums (discounts), net	(16,875)
Principal payments received	(22)

Ending Balance, December 31, 2020	$10,733

Summary of Discount Rates and Terminal Capitalization rates of the Company's Impairment Test
The following summarizes the ranges of discount rates and terminal capitalization rates used for the Company’s impairment test for the real estate assets during the six months ended June 30, 2021:

Six Months Ended June 30, 2021
Discount Rate	Terminal Capitalization Rate
7.9% — 9.7%	7.4% — 9.2%

The following summarizes the ranges of discount rates and terminal capitalization rates used for the Company’s impairment test for the real estate assets during the year ended December 31, 2020:

Year Ended December 31, 2020
Discount Rate	Terminal Capitalization Rate
7.9%–9.7%	7.4%–9.2%

Summary of Impairment Charges by Asset Class
The following table presents the impairment charges by asset class recorded during the six months ended June 30, 2021 and 2020 (in thousands):

	Six Months Ended June 30,
	2021	2020
Asset class impaired:
Land	$781	$3,541
Buildings, fixtures and improvements	3,496	11,315
Intangible lease assets	230	696
Intangible lease liabilities	(130)	(45)

Total impairment loss	$4,377	$15,507

The following table presents the impairment charges by asset class recorded during the years ended December 31, 2020, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2020	2019	2018
Asset class impaired:
Land	$3,738	$12,648	$6,436
Buildings, fixtures and improvements	12,310	56,572	25,299
Intangible lease assets	737	4,056	1,385
Intangible lease liabilities	(48)	(337)	(145)

Total impairment loss	$16,737	$72,939	$32,975